Share-based payment arrangements - Summary of status and movements in RSUs and PSUs (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Restricted Shares Without Performance Criteria
Disclosure of terms and conditions of share-based payment arrangement [line items]
At January 1,	536,330	333,119
Granted	149,552	391,092
Redeemed (in shares)	(190,963)	(137,594)
Forfeited (in shares)	(16,852)	(50,287)
At December 31,	478,067	536,330
Restricted share units with performance criteria
Disclosure of terms and conditions of share-based payment arrangement [line items]
At January 1,	457,498	152,927
Granted	299,112	412,473
Forfeited (in shares)	(66,643)	(107,902)
At December 31,	689,967	457,498
Performance share unit
Disclosure of terms and conditions of share-based payment arrangement [line items]
At January 1,	610,885	484,899
Granted	0	264,083
Redeemed (in shares)	(85,280)	(129,109)
Forfeited (in shares)	0	(8,988)
At December 31,	525,605	610,885